GMO Multi-Sector Fixed Income Fund Expense Example - GMO Multi-Sector Fixed Income Fund	Feb. 28, 2025 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	1,003
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	943
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	1,003
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	$ 1,144